Contributed Equity - Schedule of Movements in Shares on Issue (Details) (Parenthetical)							12 Months Ended
	Apr. 22, 2020 AUD ($)	Apr. 03, 2020 AUD ($)	Mar. 06, 2020 AUD ($)	Dec. 20, 2019 AUD ($)	Oct. 30, 2019 AUD ($)	Jul. 16, 2019 AUD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 shares $ / shares	Apr. 22, 2020 $ / shares shares	Apr. 03, 2020 $ / shares shares	Mar. 06, 2020 shares $ / shares	Dec. 20, 2019 shares $ / shares	Oct. 30, 2019 shares $ / shares	Jul. 16, 2019 $ / shares shares	Jun. 30, 2019 shares $ / shares
Statement Line Items [Line Items]
Options issued | shares								538,000,000							38,000,000
Options exercise price | $ / shares								$ 0.008							$ 0.015
Capital raising expenses | $							$ 3,215,174
Unlisted Options One [Member]
Statement Line Items [Line Items]
Options issued | shares													250,000,000
Options exercise price | $ / shares													$ 0.008
Options expire date					Oct. 29, 2022
Value of option issued | $					$ 817,666
Unlisted Options Two [Member]
Statement Line Items [Line Items]
Options issued | shares												125,000,000
Options exercise price | $ / shares												$ 0.008
Options expire date				Dec. 20, 2022
Value of option issued | $				$ 528,027
Unlisted Options Three [Member]
Statement Line Items [Line Items]
Options issued | shares												125,000,000
Options exercise price | $ / shares												$ 0.008
Options expire date				Dec. 20, 2022
Value of option issued | $				$ 528,027
Unlisted Options Four [Member]
Statement Line Items [Line Items]
Options issued | shares											5,000,000
Options exercise price | $ / shares											$ 0.008
Options expire date			Mar. 06, 2023
Value of option issued | $			$ 29,340
Warrants One [Member]
Statement Line Items [Line Items]
Warrants issued | shares														166,066,050
Warrant excerise price | $ / shares														$ 0.00533
Warrant expire date						Jul. 16, 2024
Value of warrants outstanding | $						$ 890,113
Warrants Two [Member]
Statement Line Items [Line Items]
Warrants issued | shares										40,114,200
Warrant excerise price | $ / shares										$ 0.00365
Warrant expire date		Apr. 01, 2025
Value of warrants outstanding | $		$ 175,137
Warrants Three [Member]
Statement Line Items [Line Items]
Warrants issued | shares									28,177,578
Warrant excerise price | $ / shares									$ 0.00417
Warrant expire date	Apr. 19, 2025
Value of warrants outstanding | $	$ 149,693
Warrants expire term	5 years
Warrants Four [Member]
Statement Line Items [Line Items]
Warrants issued | shares								156,000,000
Warrant excerise price | $ / shares								$ 0.004166
Value of warrants outstanding | $							$ 848,252